Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt
Schedule of debt borrowings

	As at December 31,	As at December 31,
USD’000	2025	2024
Bpifrance Innovation R&D Loan	499	—
Bpifrance Innovation Loan	403	—
PGE loans (CIC, Bpifrance, BNP)	394	—
Recoverable advances – Bpifrance (Innovation and BELICIM)	382	—
COVID-19 loans	117	102
ExWorks loans	—	5,900
Convertible notes	10	9
Indebtedness to related parties	1,408	1,465
Total debt	3,213	7,476

Schedule of aggregate contractual principal maturities of debt

The aggregate contractual principal maturities of debt as at December 31, 2025, are presented below. Amounts represent contractual principal repayments and exclude interest.

Contractual maturities of debt
Year	USD’000
2026	842
2027	405
2028	360
2029	204
2030 and thereafter	1,402
Total debt	3,213

Schedule of notes payable and indebtedness to related parties, current

	As at December 31,	As at December 31,
USD’000	2025	2024
Short-term debt	689	—
Indebtedness to related parties	84	78
Other	69	5,909
Total notes payable and indebtedness to related parties, current	842	5,987

Schedule of noncurrent debt

	As at December 31,	As at December 31,
USD’000	2025	2024
Long-term debt	989	—
Indebtedness to related parties	1,324	1,387
Other	58	102
Total noncurrent debt	2,371	1,489